Summary of Non-cash Operating, Investing and Financing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Effects on net assets of non-cash operating, investing and financing activities
 The effect on net assets of non-cash operating, investing and financing activities was as follows:

(dollars in millions)	2012	2011	2010

Impact on net assets of indemnity settlement with BP Exploration and Production, Inc.	$–	$(82.5)	$–
NATCO purchase price allocation adjustment	$–	$–	$(16.9)
Tax benefit of stock compensation plan transactions	$11.5	$4.9	$17.4
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	$10.1	$(5.2)	$(6.1)
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	$(33.3)	$(7.7)	$4.5